27. Income tax / tax on minimum presumed income payable, net	12 Months Ended
Dec. 31, 2017
Income Tax And Tax On Minimum Presumed Income Deferred Tax
Income tax / tax on minimum presumed income payable, net
	12.31.17	12.31.16
Current
Tax payable 2017	618,293	243,666
Total Tax payable	618,293	243,666
Tax on minimum national income tax payable, net	-	(64,456)
Tax withholdings	(151,610)	(24,005)
Total current	466,683	155,205